Stock-Based Awards and Other Equity Instruments - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / Right shares	Jan. 01, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for new stock-based awards, shares | shares	8,000,000
Total stock-based compensation	$ 85,011	$ 130,173	$ 64,596
Stock-based compensation tax benefit	20,000	17,000	19,000
Cash received from stock-based award exercises	101,000	54,000
Income tax benefit associated with employees exercise of stock-based awards	69,000	$ 52,000	$ 64,000
Unrecognized stock-based compensation expense related to unvested stock-based awards	$ 152,000
Unvested stock-based awards, which is expected to be recognized in expense weighted-average period (in years)	3 years
Privately held warrants exercised | shares			32,000,000
Common stock issued due to exercise of warrants | shares			8,000,000
Weighted average exercise price of warrants | $ / Right			23.91
Total proceeds from exercise of warrants			$ 191,000
Employee Stock Purchase Plan Twenty Thirteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchase price as percentage of fair market value		85.00%
Eligible employees contribution of base compensation		10.00%
Employee stock purchase plan, shares purchased | shares	102,000	69,000
Employee stock ownership plan, average purchase price of shares purchased | $ / shares	$ 68.70	$ 46.31
Shares of our common stock reserved for issuance | shares	1,300,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price, as of year end | shares	85.36
Total intrinsic value of stock options exercised, value	$ 208,000	$ 117,000	109,000
Restricted stock unit vested years	4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested and released, value	$ 12,000	$ 29,000	$ 62,000
RSUs | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based restricted stock units outstanding | shares				400,000
RSUs | Scenario 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit vested years	3 years
RSUs | Scenario 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit vested years	4 years